BORROWINGS - Supplemental Cash Flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Corporate borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 2,719
Cash flows	1,124
Acquisitions/Dispositions	0
Held for sale	0
Foreign Exchange Movement and Other	(177)
Ending balance	3,666
Non-recourse borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	26,534
Cash flows	2,493
Acquisitions/Dispositions	(597)
Held for sale	(394)
Foreign Exchange Movement and Other	(1,469)
Ending balance	$ 26,567